Filed with the Securities and Exchange Commission on August 22, 2011

1933 Act Registration File No. 333-174574
1940 Act File No. 811-22563

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 3	☒

(Check appropriate box or boxes.)

MAIRS & POWER FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

W1520 First National Bank Building
332 Minnesota Street
St. Paul, MN  55101-1363
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (651) 222-8478

William B. Frels, President
W1520 First National Bank Building
332 Minnesota Street
St. Paul, MN  55101-1363
(Name and Address of Agent for Service)

with copies to:
James D. Alt, Esq.
Dorsey & Whitney LLP
Suite 1500, 50 South Sixth Street
Minneapolis, MN  55402-1498

 It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 1 to the Mairs & Power Funds Trust (the “Trust”) Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s N-1A/A Pre-Effective Amendment No. 2 on Form N-1A filed August 10, 2011.  This PEA No. 1 is filed for the sole purpose of submitting the XBRL exhibit for the risk return summary first provided in Pre-Effective Amendment No. 2 to the Trust’s Registration Statement for its series, Mairs and Power Small Cap Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 1 meets all of the requirements for effectiveness under Rule 485(b) and the Registrant has duly caused this Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of St. Paul and State of Minnesota, on the 22nd day of August, 2011.

MAIRS & POWER FUNDS TRUST

/s/ William B. Frels
William B. Frels
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 1 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ William B. Frels	President and Director (principal Executive Officer)	August 22, 2011
William B. Frels

/s/ Andrea C. Stimmel	Treasurer (principal Financial and Accounting Officer)	August 22, 2011
Andrea C. Stimmel

Mary Schmid Daugherty*	Trustee	August 22, 2011
Mary Schmid Daugherty

Norbert J. Conzemius*	Trustee	August 22, 2011
Norbert J. Conzemius

Bert J. McKasy*	Trustee	August 22, 2011
Bert J. McKasy

Charles M. Osborne*	Trustee	August 22, 2011
Charles M. Osborne

*        By      /s/ Jon A. Theobald
Jon A. Theobald, as attorney-in-fact

  *        By power of attorney dated May 17, 2011, which was previously filed as an exhibit to this registration statement.